Summary of Significant Accounting Policies - Additional Information (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Restricted Cash and Cash Equivalents	$ 12,700		$ 48,300		$ 12,700	$ 48,300	$ 36,000	$ 82,900
Accumulated deficit	(205,539)			$ (156,492)	(205,539)		(187,313)	(147,810)
Net loss	(4,845)	$ (13,381)	(10,454)	$ (8,682)	(18,226)	(19,136)	(39,503)	(57,487)
Cash and cash equivalents	11,846		47,400		11,846	47,400	35,102	80,819
Restricted Cash	$ 900		$ 900		$ 900	$ 900	$ 900	$ 2,100